Fair Value Measurements - Schedule of Inputs into the Monte Carlo Simulation Model for the Warrant Liabilities and Convertible Promissory Note (Details) - NorthView Acquisition Corp [Member]	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Risk-free interest rate [Member]
Input
Warrant liabilities measurement inputs	4.11	4.18	5.06
Convertible promissory note measurement inputs	4.34	4.18	5.48
Risk-free interest rate [Member] | Convertible promissory note – Ascent [Member]
Input
Convertible promissory note measurement inputs	3.94
Expected term (years) [Member]
Input
Warrant liabilities measurement inputs	0.19	0.89	0.71
Convertible promissory note measurement inputs	0.19	0.27	0.19
Expected term (years) [Member] | Convertible promissory note – Ascent [Member]
Input
Convertible promissory note measurement inputs	1.67
Expected volatility [Member]
Input
Warrant liabilities measurement inputs
Convertible promissory note measurement inputs
Expected volatility [Member] | Convertible promissory note – Ascent [Member]
Input
Convertible promissory note measurement inputs
Exercise price [Member]
Input
Warrant liabilities measurement inputs	11.5	11.5	11.5
Convertible promissory note measurement inputs	11.5	11.5	11.5
Exercise price [Member] | Convertible promissory note – Ascent [Member]
Input
Convertible promissory note measurement inputs	11.5
Fair value of Common Stock [Member]
Input
Warrant liabilities measurement inputs	12.43	12.12	11.16
Convertible promissory note measurement inputs	12.43	12.12	11.16
Fair value of Common Stock [Member] | Convertible promissory note – Ascent [Member]
Input
Convertible promissory note measurement inputs	12.1